Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000218707 | 458809811 | Intermediate Bond Fund of America, Class R-6
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000218707 | 097873814 | Bond Fund of America (The), Class R-6
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000218707 | 82524A813 | Short Term Bond Fund of America, Class R-6
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000218707 | 02631E789 | American Funds Strategic Bond Fund, Class R-6
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000218707 | 453320814 | Income Fund of America (The), Class R-6
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000218707 | 027681816 | American Mutual Fund, Class R-6
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000218707 | 02631W771 | American Funds Multi-Sector Income Fund, Class R-6
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000218707 | 024071813 | American Balanced Fund, Class R-6
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000218707 | 09248U700 | BlackRock Liquidity FedFund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000218707 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000218707 | Equity
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000218707 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000218707 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	74.60%
C000218707 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000218707 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	99.50%
C000218708 | 09248U700 | BlackRock Liquidity FedFund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000218708 | 399874817 | Growth Fund of America (The), Class R-6
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000218708 | 831681812 | Smallcap World Fund, Inc., Class R-6
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000218708 | 648018810 | New Perspective Fund, Class R-6
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000218708 | 023375819 | AMCAP Fund, Class R-6
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000218708 | 360802813 | American Funds Fundamental Investors, Class R-6
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000218708 | 461308819 | American Funds - Investment Company of America (The), Class R-6
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000218708 | 643822810 | New Economy Fund (The), Class R-6
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000218708 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000218708 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000218708 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000218708 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	99.60%
C000192501 | 09248U700 | BlackRock Liquidity FedFund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000192501 | 05580W841 | BNY Mellon Core Plus Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	70.80%
C000192501 | 05587N828 | BNY Mellon Global Real Return Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000192501 | 05588F832 | BNY Mellon Global Real Estate Securities Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000192501 | 464288372 | iShares Global Infrastructure ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000192501 | 05587A859 | BNY Mellon Natural Resources Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000192501 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000192501 | Equity
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000192501 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	70.80%
C000192501 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000192501 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000192501 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	97.60%
C000192501 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.00%
C000218709 | 464287200 | iShares Core S&P 500 ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000218709 | 464287309 | iShares S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000218709 | 46432F339 | iShares MSCI USA Quality Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000218709 | 09290C103 | iShares U.S. Equity Factor Rotation Active ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000218709 | 464288877 | iShares MSCI EAFE Value ETF
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000218709 | 464288885 | iShares MSCI EAFE Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000218709 | 464287408 | iShares S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000218709 | 46434G764 | iShares MSCI Emerging Markets ex China ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000218709 | 464287721 | iShares U.S. Technology ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000218709 | 46434G103 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218709 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000218709 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000218709 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000218709 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	99.50%
C000230899 | 09248U700 | BlackRock Liquidity FedFund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000230899 | 31617L798 | Fidelity Total Bond Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000230899 | 316188101 | Fidelity Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000230899 | 315807420 | Fidelity Advisor Strategic Income Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000230899 | 464288588 | iShares MBS ETF
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000230899 | 46138G805 | Invesco Taxable Municipal Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000230899 | 316188309 | Fidelity Total Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000230899 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000230899 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000230899 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.70%
C000230899 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	56.60%
C000230899 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	42.70%
C000218710 | 09248U700 | BlackRock Liquidity FedFund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000218710 | 315911750 | Fidelity 500 Index Fund, Institutional Premium Class
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000218710 | 316146315 | Fidelity Global ex US Index Fund, Institutional Premium Class
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000218710 | 316146182 | Fidelity Small Cap Index Fund, Institutional Premium Class
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000218710 | 316146265 | Fidelity Mid Cap Index Fund, Institutional Premium Class
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000218710 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000218710 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000218710 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.80%
C000218710 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	99.20%
C000218711 | 09248U700 | BlackRock Liquidity FedFund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000218711 | 315918169 | Fidelity Advisor Technology Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000218711 | 316092881 | Fidelity MSCI Materials Index ETF
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000218711 | 316391309 | Fidelity Advisor Communication Services Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000218711 | 315918193 | Fidelity Advisor Health Care Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000218711 | 316092501 | Fidelity MSCI Financials Index ETF
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000218711 | 316092402 | Fidelity MSCI Energy Index ETF
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000218711 | 316092204 | Fidelity MSCI Consumer Discretionary Index ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000218711 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000218711 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000218711 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000218711 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	50.40%
C000218711 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	49.10%
C000248139 | 09248U700 | BlackRock Liquidity FedFund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000248139 | 922908769 | Vanguard Total Stock Market ETF
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000248139 | 921909768 | Vanguard Total International Stock ETF
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000248139 | 922908736 | Vanguard Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000248139 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000248139 | 922908744 | Vanguard Value ETF
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000248139 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000248139 | 922908751 | Vanguard Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000248139 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000248139 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000248139 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000248139 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	99.50%
C000230900 | 46138J619 | Invesco Russell 1000 Dynamic Multifactor ETF
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000230900 | 46138E354 | Invesco S&P 500 Low Volatility ETF
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000230900 | 46137V241 | Invesco S&P 500 Quality ETF
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000230900 | 46138E339 | Invesco S&P 500 Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000230900 | 46138E297 | Invesco S&P Emerging Markets Low Volatility ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000230900 | 46138E230 | Invesco S&P International Developed Low Volatility ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000230900 | 46138J593 | Invesco Russell 2000 Dynamic Multifactor ETF
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000230900 | 46138J437 | Invesco International Developed Dynamic Multifactor ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000230900 | 46138E396 | Invesco S&P 500 Enhanced Value ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230900 | 46137V225 | Invesco S&P MidCap 400 GARP ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230900 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000230900 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000230900 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000230900 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	99.50%
C000230901 | 09248U700 | BlackRock Liquidity FedFund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000230901 | 47103D108 | Janus Henderson Balanced Fund, Class N
Holdings [Line Items]
Percent of Net Asset Value	79.80%
C000230901 | 47103D207 | Janus Henderson Contrarian Fund, Class N
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000230901 | 47103U886 | Janus Henderson Short Duration Income ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230901 | 47103U209 | Janus Henderson Small/Mid Cap Growth Alpha ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230901 | 47103D850 | Janus Henderson High-Yield Fund, Class N
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230901 | 47103U100 | Janus Henderson Small Cap Growth Alpha ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000230901 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000230901 | Equity
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000230901 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	79.80%
C000230901 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000230901 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000230901 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	90.10%
C000230901 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	9.50%
C000192505 | 48121L817 | JPMorgan US Equity Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000192505 | 46641Q399 | JPMorgan BetaBuilders US Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000192505 | 46641Q134 | JPMorgan International Research Enhanced Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000192505 | 48121L833 | JPMorgan Large Cap Value Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000192505 | 48121L841 | JPMorgan Large Cap Growth Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000192505 | 46645V626 | JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000192505 | 46641Q209 | JPMorgan Diversified Return International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000192505 | 46640W108 | JPMorgan Growth Advantage Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000192505 | 46641Q753 | JPMorgan US Value Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000192505 | 48121L122 | JPMorgan Emerging Markets Equity Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000192505 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000192505 | Equity
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000192505 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000192505 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000192505 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	59.20%
C000192505 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	40.40%
C000192506 | 48121L817 | JPMorgan US Equity Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000192506 | 46641Q399 | JPMorgan BetaBuilders US Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000192506 | 46641Q134 | JPMorgan International Research Enhanced Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000192506 | 48121L833 | JPMorgan Large Cap Value Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000192506 | 48121L841 | JPMorgan Large Cap Growth Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000192506 | 4812C0134 | JPMorgan Core Plus Bond Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000192506 | 46641Q241 | JPMorgan BetaBuilders U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000192506 | 46637K216 | JPMorgan Income Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000192506 | 46641Q878 | JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000192506 | 464288653 | iShares 10-20 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000192506 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000192506 | Equity
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000192506 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000192506 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000192506 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.60%
C000192506 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	51.40%
C000192506 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	48.00%
C000192508 | 09248U700 | BlackRock Liquidity FedFund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000192508 | 58510R788 | Meeder Muirfield Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000192508 | 58510R762 | Meeder Dynamic Allocation Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000192508 | 58510R655 | Meeder Spectrum Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000192508 | 58510R721 | Meeder Balanced Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000192508 | 58510R630 | Meeder Moderate Allocation Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000192508 | 58510R846 | Meeder Conservative Allocation Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000192508 | 58510R671 | Meeder Tactical Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000192508 | 89833W394 | Performance Trust Total Return Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000192508 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000192508 | Equity
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000192508 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000192508 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000192508 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000192508 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000192508 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	99.60%
C000192513 | 55273H353 | MFS Value Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000192513 | 552985673 | MFS Growth Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000192513 | 552981391 | MFS Research Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000192513 | 55273W475 | MFS Mid Cap Value Fund, Class R5
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000192513 | 552987554 | MFS Mid Cap Growth Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000192513 | 55273H361 | MFS Research International Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000192513 | 552982720 | MFS Global Real Estate Fund, Class R5
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000192513 | 552743445 | MFS International Large Cap Value Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000192513 | 46431W853 | iShares GSCI Commodity Dynamic Roll Strategy ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000192513 | 552966806 | MFS International Equity Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000192513 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000192513 | Equity
Holdings [Line Items]
Percent of Net Asset Value	94.50%
C000192513 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000192513 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000192513 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	84.70%
C000192513 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	14.80%
C000192503 | 09248U700 | BlackRock Liquidity FedFund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000192503 | 693390700 | PIMCO Total Return Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000192503 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000192503 | 72201U638 | PIMCO Mortgage Opportunities and Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000192503 | 693391104 | PIMCO Real Return Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000192503 | 693391559 | PIMCO Emerging Markets Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000192503 | 693390882 | PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000192503 | 722005816 | PIMCO Investment Grade Credit Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000192503 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000192503 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000192503 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.60%
C000192503 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	99.40%
C000218712 | 47103D207 | Janus Henderson Contrarian Fund, Class N
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000218712 | 47103D850 | Janus Henderson High-Yield Fund, Class N
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000218712 | 66538G759 | Counterpoint Tactical Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000218712 | 47103X823 | Janus Henderson Responsible International Dividend Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000218712 | 47103X484 | Janus Henderson Global Equity Income Fund, Class N
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000218712 | 47103D504 | Janus Henderson Flexible Bond Fund, Class N
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000218712 | 66538J472 | Sierra Tactical Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000218712 | 47103U852 | Janus Henderson Mortgage-Backed Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000218712 | 47103D181 | Janus Henderson Global Technology and Innovation Fund, Class N
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000218712 | 47103Y631 | Janus Henderson Global Life Sciences Fund, Class N
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000218712 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000218712 | Equity
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000218712 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000218712 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000218712 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000218712 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	85.90%
C000218712 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	13.60%
C000248140 | 09248U700 | BlackRock Liquidity FedFund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000248140 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000248140 | 92206C680 | Vanguard Russell 1000 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000248140 | 92206C714 | Vanguard Russell 1000 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000248140 | 922908652 | Vanguard Extended Market ETF
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000248140 | 92206C664 | Vanguard Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000248140 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000248140 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000248140 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.70%
C000248140 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	99.30%